Income Taxes - Loss Before Income Taxes (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
United States			$ (9,510,124)	$ (16,408,351)
Foreign			(6,358,437)	(6,318,707)
Total	$ (25,297,555)	$ (6,631,208)	$ (15,868,561)	$ (22,727,058)